Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 29, 2024		Dec. 31, 2023
Financial Assets
Financial Assets		$ 3,841		$ 3,823
Financial Liabilities
Financial Liabilities		102,561		14,958
Restricted cash [Member]
Financial Assets
Financial Assets		3,841		3,823
July 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]	34,690
September 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]	62,432
Forward purchase agreements [Member]
Financial Liabilities
Financial Liabilities		3,494	[2]	3,831	[1]
Public warrants [Member]
Financial Liabilities
Financial Liabilities		862		167
Private placement warrants [Member]
Financial Liabilities
Financial Liabilities		627		122
Working capital warrants [Member]
Financial Liabilities
Financial Liabilities		72		13
SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities		384
Carlyle Warrants [Member]
Financial Liabilities
Financial Liabilities				9,515
Replacement warrants [Member]
Financial Liabilities
Financial Liabilities				1,310
Level 1 [Member]
Financial Assets
Financial Assets		3,841		3,823
Financial Liabilities
Financial Liabilities				167
Level 1 [Member] | Restricted cash [Member]
Financial Assets
Financial Assets		3,841		3,823
Level 1 [Member] | July 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 1 [Member] | September 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 1 [Member] | Forward purchase agreements [Member]
Financial Liabilities
Financial Liabilities			[2]		[1]
Level 1 [Member] | Public warrants [Member]
Financial Liabilities
Financial Liabilities				167
Level 1 [Member] | Private placement warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Working capital warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Carlyle Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 1 [Member] | Replacement warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities				135
Level 2 [Member] | Restricted cash [Member]
Financial Assets
Financial Assets
Level 2 [Member] | July 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 2 [Member] | September 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]
Level 2 [Member] | Forward purchase agreements [Member]
Financial Liabilities
Financial Liabilities			[2]		[1]
Level 2 [Member] | Public warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Private placement warrants [Member]
Financial Liabilities
Financial Liabilities				122
Level 2 [Member] | Working capital warrants [Member]
Financial Liabilities
Financial Liabilities				13
Level 2 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Carlyle Warrants [Member]
Financial Liabilities
Financial Liabilities
Level 2 [Member] | Replacement warrants [Member]
Financial Liabilities
Financial Liabilities
Level 3 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities		102,561		14,656
Level 3 [Member] | Restricted cash [Member]
Financial Assets
Financial Assets
Level 3 [Member] | July 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]	34,690
Level 3 [Member] | September 2024 derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]	62,432
Level 3 [Member] | Forward purchase agreements [Member]
Financial Liabilities
Financial Liabilities		3,494	[2]	3,831	[1]
Level 3 [Member] | Public warrants [Member]
Financial Liabilities
Financial Liabilities		862
Level 3 [Member] | Private placement warrants [Member]
Financial Liabilities
Financial Liabilities		627
Level 3 [Member] | Working capital warrants [Member]
Financial Liabilities
Financial Liabilities		72
Level 3 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities		$ 384
Level 3 [Member] | Carlyle Warrants [Member]
Financial Liabilities
Financial Liabilities				9,515
Level 3 [Member] | Replacement warrants [Member]
Financial Liabilities
Financial Liabilities				$ 1,310

[1]	A portion of these balances are with related parties. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[2]	A portion of these balances are with related parties. Refer to Note 6 - Forward Purchase Agreements for details.